Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Remuneration Expenses
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2024	2023	2022
Non-Executive Directors	1.8	1.3	1.3

Executive Director	5.0	0.9	n.a.

Executive Board	-	4.3	5.2

Key Management 1	31.9	27.9	27.7

in fixed compensation	13.7	13.8	16.0

in cash based variable compensation	6.9	4.6	4.0

in share based variable compensation	7.4	5.0	3.5

in pension contributions	2.6	3.1	3.0

in other benefits	1.3	1.3	1.2

1	Key Management is inclusive of Non-Executive Directors, Executive Director, also reported separately above and Executive Committee Members.

*	n.a. in above table should be read as “not applicable”.

Common Shares Held by Board of Directors	Common shares held by Non-Executive Directors

Shares held in Aegon on December 31	2024	2023

Dona D. Young	13,260	13,260

Total	13,260	13,260

Related Party Transactions With Joint Ventures And Associates	Related party transactions with joint ventures and associates

	2024			2023
	Joint ventures		Associates	Joint ventures		Associates
Assets		-	8		-	45

Liabilities		-	110		-	90

Income		47	96		42	49

Expenses		1	73		1	33